Short-Term Debt (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Feb. 28, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025
Short-Term Debt [Line Items]
Principal amount			$ 106
Exercise price per share			$ 0.01
Amortization of debt discount			$ 548	$ 287,000	$ 1,500	$ 1,300
Unsecured promissory note amount					22,700,000
Fair value			(72,000)	(7,000)
Principal amount	$ 440				9,100,000	45,400,000
Unamortized debt discount			$ 66		187,000	$ 43,000
Financing Agreements One [Member]
Short-Term Debt [Line Items]
Bear interest rate			8.20%
Principal amount			$ 62
Financing Agreements Two [Member]
Short-Term Debt [Line Items]
Bear interest rate			8.30%
Principal amount			$ 44
Promissory Notes [Member]
Short-Term Debt [Line Items]
Amortization of debt discount			139	$ 0
Fair value			175
Accrued interest amount			54		40
Principal amount			$ 1,500,000		400,000
Legacy Ionetix [Member]
Short-Term Debt [Line Items]
Exercise price per share			$ 0.01
Warrant purchase shares			300,000
Two Thousand Twenty-Three Term Loan [Member]
Short-Term Debt [Line Items]
Principal amount		$ 5,500,000
Bear interest rate		17.00%
Accrued interest amount			$ 427		$ 164
Principal amount			$ 5,500,000
March 1, 2027 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate			11.00%
Unsecured promissory note amount			$ 330
Debt Instrument, Maturity Date			Mar. 01, 2027
March 12, 2027 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate			11.00%
Debt Instrument, Maturity Date			Mar. 12, 2027
Principal amount			$ 200
April 24, 2026 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate			15.00%
Debt Instrument, Maturity Date			Apr. 24, 2026
Principal amount			$ 375
April 30, 2026 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate			15.00%
Debt Instrument, Maturity Date			Apr. 30, 2026
Principal amount			$ 150
April 29, 2026 [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Bear interest rate	11.00%
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock warrants (in shares)			2,639,038
Warrant purchase shares			1,250,000
Common Stock [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Exercise price per share			$ 0.01
Warrant purchase shares			120,000
Preferred Stock [Member]
Short-Term Debt [Line Items]
Number of warrant exercised			110,000		110,000		110,000
Warrant [Member]
Short-Term Debt [Line Items]
Issuance of common stock warrants (in shares)					1,748,829
Exercise price per share			$ 1.4
Warrant [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Fair value			$ 430
Warrant [Member] | Two Thousand Twenty-Three Term Loan [Member]
Short-Term Debt [Line Items]
Issuance of common stock warrants (in shares)			220,000